Earnings Per Share (Details) - Schedule of Earnings Per Share - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Earnings Per Share [Abstract]
Net income for the year (in Brazil Real)	R$ 226,867	R$ 268,536	R$ 520,100
Weighted average number of common shares issued (thousands), net of treasury	99,615	98,806	98,844
Effect from dilution – shares	459	550	513
Weighted average number of common shares issued adjusted by the dilution effect	100,074	99,356	99,357
Basic earnings per share (in Brazil Real per share)	R$ 2.2774	R$ 2.7178	R$ 5.2618
Diluted earnings per share (in Brazil Real per share)	R$ 2.267	R$ 2.7028	R$ 5.2347